The Company and Summary of Significant Accounting Policies - Inventory (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Organization and Liquidity
Inventory written down	$ 0	$ 0	$ 358,000	$ 338,000